Investments and Derivative Instruments Investment and Derivative Instruments (Textuals) (Details) (USD $)	3 Months Ended											12 Months Ended
	Dec. 31, 2012 securities		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 securities		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Stockholders' Equity Attributable to Parent	$ 22,447,000,000						$ 21,486,000,000					$ 22,447,000,000		$ 21,486,000,000		$ 18,754,000,000	$ 16,200,000,000
Company's Percentage of Largest Exposure to Invested Assets	10.00%											10.00%
Company's Exposures in Commercial Real Estate Sector Percentage of Invested Assets	7.00%						10.00%					7.00%		10.00%
Company's Exposures in Municipal Investments Sector Percentage of Invested Assets	6.00%						10.00%					6.00%		10.00%
Company's Exposures in Basic Industry Sector Percentage of Invested Assets	5.00%						7.00%					5.00%		7.00%
Number of Securities Included in AFS Securities in Unrealized Loss Position	2,011											2,011
Percentage of Gross Unrealized Losses Depressed Less than Twenty Percent of Cost or Amortized Cost	86.00%											86.00%
Securities Depressed to Cost or Amortized Cost Lower Limit	20.00%											20.00%
Available-for-sale Securities Continuous Unrealized Loss Position Amortized Cost	(1,062,000,000)						(2,674,000,000)					(1,062,000,000)		(2,674,000,000)
Number of Years to Maturity for Securities Concentrated in Financial Services Sector												10 years
Carrying Value of Mortgage Loans Associated with Valuation Allowance	291,000,000						621,000,000					291,000,000		621,000,000
Certain Loans Acquired in Transfer Held-for-sale Accounted for as Debt Securities Carrying Amount Net	47,000,000						74,000,000					47,000,000		74,000,000
Certain Loans and Debt Securities Acquired in Transfer Held for Sale Allowance for Credit Losses Due to Subsequent Impairment	3,000,000						4,000,000					3,000,000		4,000,000
Current Weighted Average Loan to Value Ratio of Commercial Mortgage Loan	62.00%											62.00%
Original Weighted Average Loan to Value Ratio of Commercial Mortgage loan	63.00%											63.00%
Available-for-sale Securities Mortgage Loans Average Debt Service Coverage Ratio	2.24											2.24
Variable Interest Entity, Consolidated, Carrying Amount, Assets	258,000,000						498,000,000					258,000,000		498,000,000
Other liabilities, variable interest entity liabilities	89,000,000	[1]					471,000,000	[1]				89,000,000	[1]	471,000,000	[1]
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	174,000,000	[2]					36,000,000	[2]				174,000,000	[2]	36,000,000	[2]
Document Period End Date												Dec. 31, 2012
Collateral Obtained off of Fair Value of Securities Transferred, Equal to at Least	95.00%											95.00%
Net Derivatives, Notional Amount	169,762,000,000						141,436,000,000					169,762,000,000		141,436,000,000
Limited partnerships and other alternative investments	3,015,000,000						2,532,000,000					3,015,000,000		2,532,000,000
Outstanding commitments to fund limited partnership and other alternative investments	562,000,000											562,000,000
Aggregate investment loss percentage of Company's pre-tax consolidated net income, minimum												10.00%
Total assets	298,513,000,000						302,609,000,000					298,513,000,000		302,609,000,000
Total liabilities	276,066,000,000						281,123,000,000					276,066,000,000		281,123,000,000
Net investment income (loss)												8,591,000,000		2,918,000,000		3,342,000,000
Net income (loss)	(46,000,000)		13,000,000	[3]	(101,000,000)	96,000,000	118,000,000		60,000,000	33,000,000	501,000,000	(38,000,000)		712,000,000		1,636,000,000
Notional Amount of Interest Rate Fair Value Hedge Derivatives	7,500,000,000						7,800,000,000					7,500,000,000		7,800,000,000
Derivative Liability, Fair Value, Net	1,500,000,000						3,200,000,000					1,500,000,000		3,200,000,000
Decrease in Notional Amount of Hedging Instruments												53,900,000,000		32,300,000,000
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months												180,000,000
Fair value collateral pledged	630,000,000						1,100,000,000					630,000,000		1,100,000,000
Collateral received in cash	33,000,000						33,000,000					33,000,000		33,000,000
Fair value of accepted collateral	3,300,000,000						2,600,000,000					3,300,000,000		2,600,000,000
Cash collateral received	2,600,000,000						2,000,000,000					2,600,000,000		2,000,000,000
Fair value of securities on deposit	1,700,000,000						1,600,000,000					1,700,000,000		1,600,000,000
Net Increase in Notional Amount												21,600,000,000
Maximum Term Over for Hedging Exposure to Variability of Future Cash Flows												3 years
Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net												99,000,000		1,000,000		1,000,000
Securities Loaned or Sold under Agreements to Repurchase, Fair Value Disclosure	1,900,000,000											1,900,000,000
Securities Sold under Agreements to Repurchase	(1,900,000,000)											(1,900,000,000)
Gross Gains and Losses on Sales and Impairments Reported in AOCI												32,000,000		129,000,000		(124,000,000)
Equity Securities [Member]
Trading Securities, Change in Unrealized Holding Gain (Loss)												4,500,000,000		(1,300,000,000)		(223,000,000)
Available-for-sale Securities Continuous Unrealized Loss Position Amortized Cost	(57,000,000)						(203,000,000)					(57,000,000)		(203,000,000)
Collateralized Securities [Member]
Available-for-sale Securities Continuous Unrealized Loss Position Amortized Cost							1,600,000,000							1,600,000,000
Government of Japan Government of United Kingdom And T And T Inc [Member]
Company's Percentage of Largest Exposure to Invested Assets	3.00%											3.00%
Jp Morgan Chase and Co Wells Fargo and Co and At and T Inc [Member]
Company's Percentage of Largest Exposure to Invested Assets							0.80%							0.80%
Commercial [Member]
Financing Receivable Recorded Investment Delinquency Period												90 days or more
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	32,000,000											32,000,000
Financing Receivable, Allowance for Credit Losses	50,000,000											50,000,000
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets	344,000,000											344,000,000
Variable Interest Entity, Nonconsolidated, Carrying Amount, Liabilities	319,000,000											319,000,000
Variable Interest Entity, Nonconsolidated, Comparison of Carrying Amount of Assets and Liabilities to Maximum Loss Exposure	7,000,000											7,000,000
Variable Interest Entity, Consolidated, Carrying Amount, Assets	23,000,000						28,000,000					23,000,000		28,000,000
Other liabilities, variable interest entity liabilities	23,000,000						28,000,000					23,000,000		28,000,000
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	3,000,000						3,000,000					3,000,000		3,000,000
Limited Partner [Member]
Total assets	90,500,000,000						91,300,000,000					90,500,000,000		91,300,000,000
Total liabilities	12,800,000,000						20,600,000,000					12,800,000,000		20,600,000,000
Net investment income (loss)												1,000,000,000		1,300,000,000		857,000,000
Net income (loss)												7,200,000,000		9,100,000,000		10,300,000,000
International Program Hedging Instruments [Member]
Net Derivatives, Notional Amount	63,085,000,000						33,726,000,000					63,085,000,000		33,726,000,000
International Program Hedging Instruments [Member] | Foreign Exchange Forward [Member]
Net Derivatives, Notional Amount	9,327,000,000	[4]					8,622,000,000	[4]				9,327,000,000	[4]	8,622,000,000	[4]
International Program Hedging Instruments [Member] | Equity Swap [Member]
Net Derivatives, Notional Amount	2,617,000,000						392,000,000					2,617,000,000		392,000,000
International Program Hedging Instruments [Member] | Net Hedge Position [Member] | Foreign Exchange Forward [Member]
Net Derivatives, Notional Amount	100,000,000						7,200,000,000					100,000,000		7,200,000,000
International Program Hedging Instruments [Member] | Net Hedge Position [Member] | Equity Swap [Member]
Net Derivatives, Notional Amount	63,100,000,000						33,700,000,000					63,100,000,000		33,700,000,000
International Program Hedging Instruments [Member] | Long Hedge Position [Member] | Foreign Exchange Forward [Member]
Net Derivatives, Notional Amount	4,700,000,000						7,900,000,000					4,700,000,000		7,900,000,000
International Program Hedging Instruments [Member] | Long Hedge Position [Member] | Equity Swap [Member]
Net Derivatives, Notional Amount	58,500,000,000						33,000,000,000					58,500,000,000		33,000,000,000
International Program Hedging Instruments [Member] | Short Hedge Position [Member] | Foreign Exchange Forward [Member]
Net Derivatives, Notional Amount	4,600,000,000						700,000,000					4,600,000,000		700,000,000
International Program Hedging Instruments [Member] | Short Hedge Position [Member] | Equity Swap [Member]
Net Derivatives, Notional Amount	4,600,000,000						700,000,000					4,600,000,000		700,000,000
Contingent Capital Facility Put Option [Member]
Net Derivatives, Notional Amount	500,000,000						500,000,000					500,000,000		500,000,000
Maximum Aggregate Principal Amount of Junior Subordinated Notes	500,000,000											500,000,000
Basket Credit Default Swaps [Member] | Standard Market Indices of Diversified Portfolios [Member]
Amount of Standard Market Indices of Diversified Portfolios of Corporate Issuers	4,500,000,000						4,200,000,000					4,500,000,000		4,200,000,000
Basket Credit Default Swaps [Member] | Customized Diversified Portfolios [Member]
Amount of Customized Diversified Portfolios of Corporate Issuers							553,000,000							553,000,000
Japan [Member]
Stockholders' Equity Attributable to Parent	2,700,000,000											2,700,000,000
Percentage of Stockholders' Equity to Credit Concentration Risk	12.00%											12.00%
Company's Percentage of Largest Exposure to Invested Assets	2.00%											2.00%
Japan [Member] | Three Win Related Foreign Currency Swaps [Member]
Associated Liability Adjusted for Changes in Spot Rates Through Realized Capital Gain												189,000,000		(100,000,000)		(273,000,000)
Japan [Member] | Fixed annuity hedging instruments [Member]
Associated Liability Adjusted for Changes in Spot Rates Through Realized Capital Gain												245,000,000		(129,000,000)		(332,000,000)
Individual Life [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Reductions, Change in Status												177,000,000
Repurchase Agreement and Dollar Roll [Member]
Cash collateral received	$ 1,900,000,000											$ 1,900,000,000

[1]	Included in other liabilities in the Company’s Consolidated Balance Sheets.
[2]	The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company’s investment.
[3]	1] In periods of a net loss available to common shareholders, the Company uses basic weighted average common shares outstanding in the calculation of diluted loss per common share, since the inclusion of shares for warrants, stock compensation plans and the assumed conversion of the preferred shares to common would have been antidilutive to the earnings (loss) per common share calculation. In the absence of the net loss available to common shareholders, weighted average common shares outstanding and dilutive potential common shares would have totaled 485.8 million and 488.9 million for the three months ended June 30, 2012 and December 31, 2012, respectively. In addition, assuming the impact of mandatory convertible preferred shares was not antidilutive, weighted average common shares outstanding and dilutive potential common shares would have totaled 489.9 million, 482.7 million, 489.6 million, 494.1 million and 503.1 million for the three months ended March 31, 2012, September 30, 2012 December 31, 2011, September 30, 2011 and June 30, 2011, respectively.[2] As previously reported, the Company filed Amendment No. 1 on Form 10-Q/A to amend and restate its Quarterly Report on Form 10-Q for the three and nine months ended September 30, 2012 as originally filed with the Securities and Exchange Commission on November 1, 2012 (the "Restatement"). In the Restatement, which was filed prior to the announcement of the sale of HLIL, the Company recognized an estimated pre-tax reinsurance loss on disposition of $533 comprised of impairment to goodwill to the Individual Life business of $342 and a loss accrual for premium deficiency of $191 in the third quarter of 2012. This table reflects the impact of the Restatement and the reclassification of the Company's U.K. variable annuity business as discontinued operations as a result of the announcement of the sale of HLIL on June 27, 2013.
[4]	As of December 31, 2012 and December 31, 2011 net notional amounts are $0.1 billion and $7.2 billion, respectively, which include $4.7 billion and $7.9 billion, respectively, related to long positions and $4.6 billion and $0.7 billion, respectively, related to short positions.